Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2022	2021
Cash deposits	$541.2	$529.7
Term deposits	369.4	9.6
	$910.6	$539.3